Vessel Operating Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vessel Operating Costs
Crew costs	$ 40,019	$ 38,768	$ 36,881
Technical maintenance expenses	16,030	19,342	21,295
Other operating expenses	16,314	17,223	16,622
Total	$ 72,363	$ 75,333	$ 74,798